Financial Risk Management_Loans That Are Past Due But Not Impaired(Details) - KRW (₩)	Dec. 31, 2017	Dec. 31, 2016
Loans Past Due But Not Impaired Line Items [Line Items]
Loans Past Due But Not Impaired	₩ 1,636,206,000,000	₩ 1,390,492,000,000
Retail
Loans Past Due But Not Impaired Line Items [Line Items]
Loans Past Due But Not Impaired	1,069,813,000,000	961,370,000,000
Corporate
Loans Past Due But Not Impaired Line Items [Line Items]
Loans Past Due But Not Impaired	206,925,000,000	202,474,000,000
Credit card
Loans Past Due But Not Impaired Line Items [Line Items]
Loans Past Due But Not Impaired	359,468,000,000	226,648,000,000
1~29 days
Loans Past Due But Not Impaired Line Items [Line Items]
Loans Past Due But Not Impaired	1,356,298,000,000	1,093,084,000,000
1~29 days | Retail
Loans Past Due But Not Impaired Line Items [Line Items]
Loans Past Due But Not Impaired	890,759,000,000	782,262,000,000
1~29 days | Corporate
Loans Past Due But Not Impaired Line Items [Line Items]
Loans Past Due But Not Impaired	162,668,000,000	134,432,000,000
1~29 days | Credit card
Loans Past Due But Not Impaired Line Items [Line Items]
Loans Past Due But Not Impaired	302,871,000,000	176,390,000,000
30~59 days
Loans Past Due But Not Impaired Line Items [Line Items]
Loans Past Due But Not Impaired	179,896,000,000	195,633,000,000
30~59 days | Retail
Loans Past Due But Not Impaired Line Items [Line Items]
Loans Past Due But Not Impaired	117,057,000,000	119,667,000,000
30~59 days | Corporate
Loans Past Due But Not Impaired Line Items [Line Items]
Loans Past Due But Not Impaired	27,065,000,000	44,086,000,000
30~59 days | Credit card
Loans Past Due But Not Impaired Line Items [Line Items]
Loans Past Due But Not Impaired	35,774,000,000	31,880,000,000
60~89 days
Loans Past Due But Not Impaired Line Items [Line Items]
Loans Past Due But Not Impaired	97,647,000,000	99,521,000,000
60~89 days | Retail
Loans Past Due But Not Impaired Line Items [Line Items]
Loans Past Due But Not Impaired	59,632,000,000	57,187,000,000
60~89 days | Corporate
Loans Past Due But Not Impaired Line Items [Line Items]
Loans Past Due But Not Impaired	17,192,000,000	23,956,000,000
60~89 days | Credit card
Loans Past Due But Not Impaired Line Items [Line Items]
Loans Past Due But Not Impaired	20,823,000,000	18,378,000,000
90 days or more
Loans Past Due But Not Impaired Line Items [Line Items]
Loans Past Due But Not Impaired	2,365,000,000	2,254,000,000
90 days or more | Retail
Loans Past Due But Not Impaired Line Items [Line Items]
Loans Past Due But Not Impaired	2,365,000,000	2,254,000,000
90 days or more | Corporate
Loans Past Due But Not Impaired Line Items [Line Items]
Loans Past Due But Not Impaired	0	0
90 days or more | Credit card
Loans Past Due But Not Impaired Line Items [Line Items]
Loans Past Due But Not Impaired	₩ 0	₩ 0